Fair Value Disclosures - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Swap	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps outstanding	0
Long term debt	$ 3,525,347,000	$ 4,017,656,000
Property and equipment Measured on non-recurring base, carrying value	364,765,000	364,896,000
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment Measured on non-recurring base, carrying value	3,700,000
Property and equipment Measured on non-recurring basis, fair value	0
Senior Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value	1,243,700,000	1,199,400,000
Long term debt	1,150,000,000	1,150,000,000
11% Senior Subordinated Notes, paid in 2013 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value		468,500,000
Long term debt		450,000,000
Senior Secured Term Loan Facilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value	2,385,000,000	2,455,100,000
Long term debt	$ 2,375,300,000	$ 2,417,700,000